FAIR VALUE MEASUREMENTS - Schedule of Fair Values of Financial Assets and Liabilities - 10K (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
FX Contracts	$ 1.1	$ 2.0	$ 0.2
Total assets at fair value	1.1	2.0	0.2
Liabilities:
FX Contracts	1.8	0.6
2013 Interest Rate Swap	7.6	6.5	3.5
Total liabilities at fair value	9.4	7.1	3.5
Level 1 [Member]
Assets:
FX Contracts	0.0	0.0	0.0
Total assets at fair value	0.0	0.0	0.0
Liabilities:
FX Contracts	0.0	0.0
2013 Interest Rate Swap	0.0	0.0	0.0
Total liabilities at fair value	0.0	0.0	0.0
Level 2 [Member]
Assets:
FX Contracts	1.1	2.0	0.2
Total assets at fair value	1.1	2.0	0.2
Liabilities:
FX Contracts	1.8	0.6
2013 Interest Rate Swap	7.6	6.5	3.5
Total liabilities at fair value	9.4	7.1	3.5
Level 3 [Member]
Assets:
FX Contracts	0.0	0.0	0.0
Total assets at fair value	0.0	0.0	0.0
Liabilities:
FX Contracts	0.0	0.0
2013 Interest Rate Swap	0.0	0.0	0.0
Total liabilities at fair value	$ 0.0	$ 0.0	$ 0.0